UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 S. Wacker Dr., Suite 500, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jeffrey A. Dalke, Esq. Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2006

GOLDMAN SACHS RESEARCH SELECT FUND

Schedule of Investments

May 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — 98.5%
Aerospace & Defense — 3.6%
43,487	General Dynamics Corp.	$2,767,513
40,978	United Technologies Corp.	2,561,944

		5,329,457

Banks — 9.6%
97,076	Bank of America Corp.	4,698,478
89,579	J.P. Morgan Chase & Co.	3,819,649
43,105	Washington Mutual, Inc.	1,978,951
57,104	Wells Fargo & Co.	3,789,992

		14,287,070

Beverages — 3.7%
90,800	PepsiCo, Inc.	5,489,768

Biotechnology — 1.9%
41,813	Amgen, Inc.*	2,826,141

Broadcasting & Cable/Satellite TV — 1.7%
81,201	Comcast Corp.*	2,608,988

Commercial Services — 3.4%
30,120	Chicago Bridge & Iron Co. NV	683,122
85,940	The McGraw-Hill Cos., Inc.	4,434,504

		5,117,626

Computer Services — 2.4%
77,020	First Data Corp.	3,551,392

Computer Software — 3.7%
139,480	Microsoft Corp.	3,159,222
166,744	Oracle Corp.*	2,371,100

		5,530,322

Drugs & Medicine — 4.2%
53,928	Abbott Laboratories	2,302,726
165,566	Pfizer, Inc.	3,917,291

		6,220,017

Electric Utilities — 3.0%
79,733	Exelon Corp.	4,513,685

Foods — 2.1%
55,130	The Hershey Co.	3,137,448

Gaming/Lodging — 1.6%
107,460	Cendant Corp.	1,737,628
9,670	Harrah’s Entertainment, Inc.	735,307

		2,472,935

Insurance — 3.2%
33,140	AMBAC Financial Group, Inc.	2,656,171
34,782	XL Capital Ltd.	2,201,005

		4,857,176

Shares	Description	Value
Common Stocks — (continued)
Internet & Online — 1.2%
4,710	Google, Inc.*	$1,751,272

Manufacturing — 0.8%
27,722	American Standard Companies, Inc.	1,177,908

Medical Products — 6.4%
94,626	Baxter International, Inc.	3,567,400
36,980	Medtronic, Inc.	1,867,120
66,390	Stryker Corp.	2,914,521
20,190	Zimmer Holdings, Inc.*	1,222,505

		9,571,546

Movies & Entertainment — 2.7%
21,921	The Walt Disney Co.	668,591
122,170	Time Warner, Inc.	2,102,546
34,450	Viacom, Inc. Class B*	1,300,487

		4,071,624

Networking/Telecommunications Equipment — 8.5%
276,553	Cisco Systems, Inc.*	5,442,563
106,600	Motorola, Inc.	2,248,194
76,870	Research In Motion Ltd.*	4,988,094

		12,678,851

Oil & Gas — 7.5%
42,230	Canadian Natural Resources Ltd.	2,269,440
95,607	Exxon Mobil Corp.	5,823,422
37,520	Suncor Energy, Inc.	3,043,998

		11,136,860

Oil Well Services & Equipment — 6.1%
56,066	Baker Hughes, Inc.	4,838,496
64,430	Schlumberger Ltd.	4,224,675

		9,063,171

Pharmacy Benefit Manager — 1.6%
49,270	Caremark Rx, Inc.*	2,363,482

Retailers — Food & Drug — 1.6%
84,500	CVS Corp.	2,357,550

Retailing — 3.0%
33,829	J. C. Penney Co., Inc.	2,055,450
38,040	Lowe’s Companies, Inc.	2,369,131

		4,424,581

Semiconductors — 2.4%
79,240	QUALCOMM, Inc.	3,582,441

Specialty Chemicals — 0.5%
14,100	Praxair, Inc.	743,070

Specialty Finance — 8.3%
62,770	American Express Co.	3,412,177
84,431	Countrywide Financial Corp.	3,232,019

GOLDMAN SACHS RESEARCH SELECT FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Specialty Finance — (continued)
94,400	Freddie Mac	$5,667,776

		12,311,972

Telecommunications — 2.2%
104,660	American Tower Corp.*	3,241,320

Tobacco — 1.6%
32,474	Altria Group, Inc.	2,349,494

TOTAL COMMON STOCKS		$146,767,167

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(a) — 0.8%
Joint Repurchase Agreement Account II
$1,200,000	5.04%	06/01/2006	$1,200,000
Maturity Value: $1,200,168

TOTAL INVESTMENTS — 99.3%			$147,967,167

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%			982,036

NET ASSETS — 100.0%			$148,949,203

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Joint repurchase agreement was entered into on May 31, 2006. Additional information appears in the Additional Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

GOLDMAN SACHS RESEARCH SELECT FUND

Schedule of Investments

May 31, 2006 (Unaudited)
ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.
Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.
At May 31, 2006, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $1,200,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$2,550,000,000	5.04%	06/01/2006	$2,550,357,000

Barclays Capital PLC	3,000,000,000	5.05	06/01/2006	3,000,420,833

Deutsche Bank Securities, Inc.	3,510,000,000	5.04	06/01/2006	3,510,491,400

J.P. Morgan Securities, Inc.	506,000,000	5.04	06/01/2006	506,070,840

Morgan Stanley & Co.	1,510,000,000	5.05	06/01/2006	1,510,211,820

UBS Securities LLC	1,475,000,000	5.05	06/01/2006	1,475,206,910

Wachovia Capital Markets	250,000,000	5.05	06/01/2006	250,035,069

TOTAL	$12,801,000,000			$12,802,793,872

At May 31, 2006, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 5.57%, due 08/02/2006 to 09/30/2015; Federal Home Loan Mortgage Association, 0.00% to 7.50%, due 06/02/2006 to 03/01/2036; Federal National Mortgage Association, 0.00% to 8.50%, due 08/23/2006 to 05/01/2036; Tennessee Valley Authority, 4.75% to 7.14%, due 11/13/2008 to 08/01/2013; and Federal Farm Credit Bank, 4.88%, due 12/16/2015. The aggregate market value of the collateral, including accrued interest, was $13,062,795,100.

GOLDMAN SACHS RESEARCH SELECT FUND

Schedule of Investments (continued)

May 31, 2006 (Unaudited)
Securities Lending — Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Fund may lend its securities through a securities lending agent, Boston Global Advisers (“BGA”), a wholly-owned subsidiary of Goldman, Sachs & Co. (“Goldman Sachs”), to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s securities lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund bears the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
      The Fund invests the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 (as amended) and is managed by GSAM, for which GSAM receives an investment advisory fee up to 0.10% of the average daily net assets of the Enhanced Portfolio The Enhanced Portfolio invests in high quality money market instruments. The Fund bears the risk of incurring a loss from the investment of cash collateral due to either credit or market factors. Both the Fund and BGA receive compensation relating to the lending of the Fund’s securities.
Tax Information — At May 31, 2006, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$132,819,273

Gross unrealized gain	18,964,782
Gross unrealized loss	(3,816,888)

Net unrealized security gain	$15,147,894

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 1. Schedule of Investments.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date July 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date July 31, 2006

By (Signature and Title)*	/s/ JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date July 31, 2006

* Print the name and title of each signing officer under his or her signature.